INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 6,687	$ 6,794
Finished products	10,091	7,942
Inventory, Net	$ 16,778	$ 14,736